Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) (10-K)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Office Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years	4 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years	4 years
Rental Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years	4 years
Appliques [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years
Website Development [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years	2 years